Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Summary of Noncontrolling Interests

The following table summarizes the noncontrolling interests as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
City Center	$58,147	$118,263
Central Fairwinds	434,810	498,955
AmberGlen	(707,889)	(756,760)
Washington Group Plaza	1,298,672	—

	$1,083,740	$(139,542)